Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Quantifying Misstatement in Current Year Financial Performance Statements

The following tables set forth the effect of the adjustments described above on the consolidated statements of operations and comprehensive income (loss), the consolidated statements of cash flows and the consolidated statements of stockholders’ equity for the years ended December 31, 2011 and 2010, and the consolidated balance sheet as of December 31, 2011.

Consolidated Statements of Operations and Comprehensive Income (Loss)

	December 31, 2011					December 31, 2010
	As Previously Reported	Adjustment	As RESTATED	Discontinued Operations	Currently Reported	As Previously Reported	Adjustment	As RESTATED	Discontinued Operations	Currently Reported
	(in thousands)
Expenses
Depreciation and amortization	$462	$—	$462	$(23)	$439	$484	$—	$484	$(17)	$467
Exploration expense(a)	13,690	(1,125)	12,565	(615)	11,950	8,016	313	8,329	(1,239)	7,090
Impairment of oil and gas properties(f)	—	3,335	3,335	—	3,335	—	—	—		—
Dry hole costs	49,676	—	49,676	(9,673)	40,003	—	—	—		—
General and administrative	22,474	—	22,474	(1,046)	21,428	25,903	—	25,903	(686)	25,217

Total expenses	86,302	2,210	88,512	(11,357)	77,155	34,403	313	34,716	(1,942)	32,774

Loss from operations	(86,302)	(2,210)	(88,512)	11,357	(77,155)	(34,403)	(313)	(34,716)	1,942	(32,774)
Other non-operating income (expense)
Investment earnings and other	665	—	665	—	665	557	—	557		557
Unrealized gain (loss) on warrant derivatives(b)	—	9,786	9,786	—	9,786	—	344	344		344
Interest expense(c)	(5,336)	(1,823)	(7,159)	—	(7,159)	(2,689)	(1,098)	(3,787)		(3,787)
Loss on extinguishment of debt(d)	(9,682)	(3,450)	(13,132)	—	(13,132)	—	—	—		—
Other non-operating expense	(1,375)	—	(1,375)	—	(1,375)	(3,952)	—	(3,952)		(3,952)
Loss on exchange rates	(146)	—	(146)	14	(132)	(1,588)	—	(1,588)	10	(1,578)

	(15,874)	4,513	(11,361)	14	(11,347)	(7,672)	(754)	(8,426)	10	(8,416)

Loss from Continuing Operations Before Income taxes	(102,176)	2,303	(99,873)	11,371	(88,502)	(42,075)	(1,067)	(43,142)	1,952	(41,190)
Income tax expense (benefit)(g)	820	237	1,057	—	1,057	(184)	—	(184)		(184)

Loss from Continuing Operations	(102,996)	2,066	(100,930)	11,371	(89,559)	(41,891)	(1,067)	(42,958)	1,952	(41,006)
Net Income from Equity Affiliate	73,451	—	73,451	—	73,451	66,291	—	66,291		66,291

Net Income (Loss) from Continuing Operations	(29,545)	2,066	(27,479)	11,371	(16,108)	24,400	(1,067)	23,333	1,952	25,285
Income (Loss) from Discontinued Operations	97,616	—	97,616	(11,371)	86,245	3,712	—	3,712	(1,952)	1,760

Net Income	68,071	2,066	70,137	—	70,137	28,112	(1,067)	27,045	—	27,045
Less: Net Income Attributable to Noncontrolling Interest	14,177	—	14,177	—	14,177	12,670	—	12,670	—	12,670

Net Income (Loss) Attributable To Harvest	$53,894	$2,066	$55,960	$—	$55,960	$15,442	$(1,067)	$14,375	$—	$14,375

Net Income (Loss) Attributable to Harvest Per Common Share:
Basic	$1.58	$0.06	$1.64	$—	$1.64	$0.46	$(0.03)	$0.43	$—	$0.43

Diluted(e)	$1.37	$0.27	$1.64	$—	$1.64	$0.42	$(0.03)	$0.39	$—	$0.39

Comprehensive income (loss)	$53,894	$2,066	$55,960	$—	$55,960	$15,442	$(1,067)	$14,375	$—	$14,375

(a)	For 2011, relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense of $2,210 thousand offset by a reclassification from exploration expense to impairment of oil and gas properties of $3,335 thousand for amounts that were erroneously classified as exploration expense. For 2010, relates to lease maintenance costs that were erroneously capitalized as oil and gas properties rather than as exploration expense.
(b)	Represents change in fair value of the Warrants for the period. Such Warrants were previously erroneously classified as equity and were, therefore, not marked to market at the end of each reporting period.
(c)	The fair value of the Warrants was not appropriately determined at inception because certain features of the Warrants were not originally considered in the fair value calculation. The corrected fair value of the Warrants at inception exceeds the original valuation by $3,878 thousand. As a result of this change in the fair value of the Warrants, the original discount allocated to the debt was understated by approximately $3,878 thousand; therefore, the additional amortization of the discount on debt, which is a component of interest expense, was understated for each period the debt was outstanding. For 2011, income tax expense of $237 thousand was improperly classified as interest expense.
(d)	As noted in (c) above, the correction in the fair value of the Warrants and its classification as a liability resulted in an increased discount on debt which also impacted the resulting loss on extinguishment of debt originally recorded in May 2011 when the debt was retired.
(e)	In addition to the impact on EPS related to the adjustments described in (a) through (d) above and (f) and (g) below, diluted EPS has been adjusted to reflect an error in the calculation of the weighted average common shares outstanding for dilutive EPS as of December 31, 2011. The weighted average common shares utilized for the calculation of diluted EPS was erroneously 39,339 thousand rather than 34,117 thousand.
(f)	Reclassification of impairment of oil and gas properties expense in 2011 of $3,335 thousand that was previously erroneously presented as exploration expense.
(g)	Represents income tax improperly classified as interest expense.

Quantifying Misstatement In Current YearF inancial Position Statements

Consolidated Balance Sheets

	December 31, 2011
	As Previously Reported	Adjustment	As RESTATED
	(in thousands)
Deferred income taxes(a)	$2,628	$(2,628)	$—
Oil and gas properties(b)	65,671	(3,216)	62,455
Total assets(a)(b)	513,047	(5,844)	507,203
Accrued interest payable(g)	1,372	(396)	976
Other current liabilities(a)(g)	4,835	(2,203)	2,632
Income taxes payable(g)	718	(29)	689
Warrant derivative liability(c)	—	4,870	4,870
Total liabilities(a)(c)(g)	65,592	2,242	67,834
Additional paid in capital(d)	236,192	(8,392)	227,800
Retained earnings(e)	193,283	306	193,589
Total Harvest shareholders’ equity(f)	363,777	(8,086)	355,691
Total equity(f)	447,455	(8,086)	439,369

(a)	Relates to a deferred tax asset that was erroneously reported gross of the related liability.
(b)	Relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense.
(c)	Relates to the reclassification of the Warrants out of additional paid in capital to warrant derivative liabilities. The fair value of the Warrants was not appropriately determined at inception because certain features of the Warrants were not originally considered in the fair value calculation. Thus, the correction of the error to record the Warrants as a liability does not agree to the correction of the error removing the Warrants from equity. Additionally, the Warrants were not properly marked to market at the end of each period. The warrant derivative liability was valued at $15,000 thousand at inception with subsequent reductions in fair value of $344 thousand in 2010 and $9,786 thousand in 2011.
(d)	Relates to the reversal of the amount recorded to equity at inception for the Warrants of $11,122 thousand and the reversal of the amount removed from additional paid in capital of $2,730 thousand when a portion of the Warrants were redeemed by the Company. In May 2011, additional paid in capital was debited for $2,730 thousand for the reversal of the original fair value of such warrants which was an error as they did not qualify for equity classification.
(e)	Relates to (a) net increase in expense in 2010 and 2011 related to exploration expense of $2,523 thousand (inclusive of the reclassification of exploration expense to impairment of oil and gas properties of $3,335 thousand), (b) net increase in unrealized gain on warrant derivatives of $10,130 thousand for cumulative 2010 and 2011, (c) net increase in interest expense of $2,921 thousand cumulative for 2010 and 2011, (d) net increase in loss on extinguishment of debt of $3,450 thousand for 2011 (e) net increase in income tax expense of $237 thousand for income taxes improperly classified as interest expense, offset by a reduction to retained earnings of $693 thousand prior to January 1, 2010 for adjustments to leasehold maintenance costs that were improperly capitalized rather than expensed prior to January 1, 2010.
(f)	Relates to reclassification of the Warrants as described in (d) above plus the impact of retained earnings described in (e) above.
(g)	Represents other current liabilities that were improperly classified as interest payable and income taxes payable.

Quantifying Misstatement In Current Year Statements Of Stockholders Equity Table [Text Block]

we have restated the Consolidated Statements of Stockholder’s Equity to reflect the reclassification of the Warrants from equity to warrant derivative liability and to restate the January 1, 2010 beginning balances to reflect cumulative adjustments related to the previously described errors that affect periods prior to the year ended December 31, 2010 as follows:

	Common Shares Issued	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Non- Controlling Interest	Total Equity
	(in thousands)
Balance at January 1, 2010 as originally reported	39,495	$395	$213,337	$123,947	$(65,383)	$56,831	$329,127
Adjustments(a)	—	—	—	(693)	—	—	(693)

Balance at January 1, 2010 as RESTATED	39,495	$395	$213,337	$123,254	$(65,383)	$56,831	$328,434

(a)	Relates to lease maintenance costs that were erroneously capitalized as oil and gas properties rather than expensed prior to January 1, 2010 (the “Beginning Retained Earnings Adjustment”).

	Common Shares Issued	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Non- Controlling Interest	Total Equity
	(in thousands)
Balance at December 31, 2010 as originally reported	40,103	$401	$230,362	$139,389	$(65,543)	$69,501	$374,110
Adjustments(a)(b)	—	—	(11,122)	(1,760)	—	—	(12,882)

Balance at December 31, 2010 as RESTATED	40,103	$401	$219,240	$137,629	$(65,543)	$69,501	$361,228

(a)	The adjustment to additional paid-in capital relates to the reclassification of the Warrants from equity to warrant derivative liability.
(b)	The adjustment to retained earnings relates to (a) lease maintenance costs of $313 thousand that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense, (b) the reduction in the fair value of the Warrants for the year ended December 31, 2010 of $344 thousand, additional amortization of debt of $1,098 thousand resulting from the increased discount allocated to the debt, offset by a reduction to retained earnings of $693 thousand prior to January 1, 2010 for adjustments to leasehold maintenance costs that were improperly capitalized as oil and gas properties rather than expensed to exploration expense prior to January 1, 2010.

	Common Shares Issued	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Non- Controlling Interest	Total Equity
	(in thousands)
Balance at December 31, 2011 as originally reported	40,625	$406	$236,192	$193,283	$(66,104)	$83,678	$447,455
Adjustments(a)(b)	—	—	(8,392)	306	—	—	(8,086)

Balance at December 31, 2011 as RESTATED	40,625	$406	$227,800	$193,589	$(66,104)	$83,678	$439,369

(a)	The adjustment to additional paid-in capital relates to the reclassification of the Warrants from equity to warrant derivative liability of $11,122 thousand offset by an error recorded in 2011 for $2,730 thousand for the reversal of the original fair value of certain Warrants that did not qualify for equity classification.
(b)	The adjustment to retained earnings relates to (a) net increase in 2010 and 2011 expense related to exploration expense of $2,523 thousand that was erroneously capitalized as oil and gas properties rather than expensed as exploration expense (includes consideration of reclassification between exploration expense and impairment of oil and gas properties), (b) net increase in unrealized gain on warrant derivatives of $10,130 thousand for cumulative 2010 and 2011, (c) net increase in interest expense of $2,921 thousand cumulative for 2010 and 2011, (d) net increase in loss on extinguishment of debt of $3,450 thousand for 2011, (e) net increase in income tax expense of $237 thousand for income taxes improperly classified as interest expense, offset by a reduction to retained earnings of $693 thousand prior to January 1, 2010 for adjustments to leasehold maintenance costs that were improperly capitalized rather than expensed prior to January 1, 2010.

Quantifying Misstatement In Current Year Financial Cash Flow Statements Table [Text Block]

Consolidated Statements of Cash Flows

	December 31, 2011			December 31, 2010
	As Previously Reported	Adjustment	As RESTATED	As Previously Reported	Adjustment	As RESTATED
	(in thousands)
Net cash used in operating activities(a)(b)	$(52,737)	$(2,506)	$(55,243)	$(5,296)	$(2,830)	$(8,126)
Net cash provided by (used in) investing activities(a)(b)	109,710	2,506	112,216	(59,061)	2,830	(56,231)
Net cash provided by (used in) financing activities	(56,730)	—	(56,730)	90,743	—	90,743

Net increase in cash and cash equivalents	243	—	243	26,386	—	26,386
Cash and cash equivalents at beginning of year	58,703	—	58,703	32,317	—	32,317

Cash and cash equivalents at end of year	$58,946	$—	$58,946	$58,703	$—	$58,703

(a)	For 2011, relates to the $2,288 thousand of lease maintenance costs, exploration overhead and $900 thousand of certain investment costs that were improperly classified as an investing activity rather than an operating activity. In addition, Advances to Equity Affiliates of $(682) thousand were previously erroneously classified as an operating activity rather than an investing activity.
(b)	For 2010, relates to $167 thousand of lease maintenance costs and $(558) thousand of certain investment costs that were improperly classified as an investing activity rather than an operating activity. In addition, Advances to Equity Affiliates of $3,221 thousand were improperly classified as an operating activity rather than an investing activity.

Schedule Of New Accounting Pronouncements And Changes In Accounting Principles In Statement Of Operations By Operating Segment Table [Text Block]

we have restated Operating Segments to reflect the errors stated above and (a) reclassify noncontrolling interest from United States segment to Venezuela segment, (b) eliminate intrasegment receivables erroneously reported gross of related intrasegment payable, and (c) eliminate intrasegment revenue erroneously reported gross of related intrasegment expense.

	December 31, 2011					December 31, 2010
	As Previously Reported	Adjustments	As Restated	Discontinued Operations	Currently Reported	As Previously Reported	Adjustments	As Restated	Discontinued Operations	Currently Reported
	(in thousands)
Segment Income (Loss) Attributable to Harvest
Venezuela(a)	$69,577	$(14,603)	$54,974	$—	$54,974	$62,177	$(13,019)	$49,158	$—	$49,158
Indonesia(b)	(44,800)	(2,888)	(47,688)	—	(47,688)	(7,108)	843	(6,265)	—	(6,265)
Gabon(c)	(5,743)	(2,245)	(7,988)	—	(7,988)	(543)	(1,099)	(1,642)	—	(1,642)
Oman(d)	(11,325)	(535)	(11,860)	11,860	—	(1,934)	(305)	(2,239)	2,239	—
United States(e)	(51,431)	22,337	(29,094)	(489)	(29,583)	(40,862)	12,513	(28,349)	(287)	(28,636)

Net income (loss) from continuing operations	(43,722)	2,066	(41,656)	11,371	(30,285)	11,730	(1,067)	10,663	1,952	12,615
Discontinued operations	97,616	—	97,616	(11,371)	86,245	3,712	—	3,712	(1,952)	1,760

Net income (loss) attributable to Harvest	$53,894	$2,066	$55,960	$—	$55,960	$15,442	$(1,067)	$14,375	$—	$14,375

(a)	Relates to reclassification of noncontrolling interest from United States segment to Venezuela segment and elimination of intrasegment revenue erroneously reported gross of intrasegment expense.
(b)	For 2011, relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense of $1,505 thousand and elimination of intrasegment revenue erroneously reported gross of related intrasegment expense of $1,383 thousand. For 2010, relates to elimination of intrasegment revenue erroneously reported gross of related intrasegment expense.
(c)	For 2011, relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense of $415 thousand and elimination of intrasegment revenue erroneously reported gross of related intrasegment expense of $1,830 thousand. For 2010, relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense of $313 thousand and elimination of intrasegment revenue erroneously reported gross of related intrasegment expense of $786 thousand.
(d)	Relates to elimination of intrasegment revenue erroneously reported gross of related intrasegment expense.
(e)	Relates to the impact of (a) through (d) above.

Schedule Of New Accounting Pronouncements And Changes In Accounting Principles In Assets Information By Operating Segment
December 31, 2011
	As Previously Reported	Adjustment	As RESTATED	Discontinued Operations	Currently Reported
	(in thousands)
Operating Segment Assets
Venezuela	$348,802	$—	$348,802	$—	$348,802
Indonesia(a)	65,165	(50,572)	14,593	—	14,593
Gabon(a)	119,273	(63,768)	55,505	—	55,505
Oman(a)	20,980	(13,828)	7,152	(7,152)	—
United States(a)	137,531	122,325	259,856	—	259,856
Discontinued operations	—	—	—	7,152	7,152

	691,751	(5,843)	685,908	—	685,908
Intersegment eliminations	(178,704)	(1)	(178,705)	—	(178,705)

Total Assets	$513,047	$(5,844)	$507,203	$—	$507,203

(a)	Relates to elimination of intrasegment receivables erroneously reported gross of related intrasegment payable.

Major Components of Property and Equipment

The major components of property and equipment are as follows:

	March 31, 2013	December 31, 2012
	(in thousands)
Unproved property costs	$99,291	$78,453
Oilfield inventories	3,334	3,339
Other administrative property	3,010	2,954

	105,635	84,746
Accumulated depreciation	(2,305)	(2,210)

	$103,330	$82,536

The major components of property and equipment at December 31 are as follows (in thousands):

	2012	2011

Unproved property costs	$78,453	$59,626
Oilfield inventories	3,339	2,829
Other administrative property	2,954	3,176

Total property and equipment	84,746	65,631
Accumulated depreciation	(2,210)	(2,048)

Total property and equipment, net	$82,536	$63,583

Unproved Property Costs	Unproved property costs consist of (in millions):

	March 31, 2013	December 31, 2012

Budong PSC	$5.2	$5.2
Dussafu PSC	94.1	73.3

Total unproved property costs	$99.3	$78.5

Unproved property costs, excluding oilfield inventories, consist of (in millions):

	2012	2011

Budong PSC	$5.2	$5.2
Dussafu PSC	73.3	46.4
Block 64 EPSA	—	5.1
WAB-21	—	2.9

Total unproved property costs	$78.5	$59.6

Schedule Of Significant Assumptions Or Ranges

The assumptions summarized in the following table were used to calculate the fair value of the warrant derivative liabilities that were outstanding as of any of the balance sheet dates presented on our consolidated condensed balance sheets:

		March 31, 2013	December 31, 2012
Significant assumptions (or ranges):
Stock price	Level 1 input	$3.51	$9.07
Term (years)		2.58	2.83
Volatility	Level 2 input	85%	70%
Risk-free rate	Level 1 input	0.31%	0.33%
Dividend yield	Level 2 input	0.0%	0.0%
Scenario probability debt/equity raise	Level 3 input	80% / 20%	80% / 20%

The assumptions we used are summarized in the following tables for warrants that were outstanding as of any of the balance sheet dates presented on our consolidated balance sheets:

		December 31,
		2012	2011
Significant assumptions (or ranges):
Stock price	Level 1 input	$9.07	$7.38
Term (years)		2.83	3.83
Volatility	Level 2 input	70%	70%
Risk-free rate	Level 1 input	0.33%	0.55%
Dividend yield	Level 2 input	0.0%	0.0%
Scenario probability debt/equity raise	Level 3 input	80% / 20%	80% / 20%

Fair Value of Liabilities and Their Placement With in the Fair Value Hierarchy Levels

Our assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value liabilities and their placement within the fair value hierarchy levels.

	March 31, 2013
	Level 1	Level 2	Level 3	Total
	(in thousands)
Liabilities
Warrant derivative liabilities	$—	$—	$1,685	$1,685

Total liabilities	$—	$—	$1,685	$1,685

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(in thousands)
Liabilities
Warrant derivative liabilities	$—	$—	$5,470	$5,470

Total liabilities	$—	$—	$5,470	$5,470

The following tables set forth by level within the fair value hierarchy our financial liabilities that were accounted for at fair value as of December 31, 2012 and 2011. As required by ASC 820, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value liabilities and their placement within the fair value hierarchy levels.

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(in thousands)
Liabilities
Warrant derivative liabilities	$—	$—	$5,470	$5,470

Total liabilities	$—	$—	$5,470	$5,470

	December 31, 2011
	Level 1	Level 2	Level 3	Total
	(in thousands)
Liabilities
Warrant derivative liabilities	$—	$—	$4,870	$4,870

Total liabilities	$—	$—	$4,870	$4,870

Summary of Estimated Fair Values of Fixed Interest Rate, Long-term Debt Instrument

The following table presents the estimated fair values of our fixed interest rate, long-term debt instrument (Level 3) as of March 31, 2013.

	March 31, 2013
	Carrying Value	Fair Value
	(in thousands)

11% senior unsecured notes (Level 3)	$75,473	$77,808

The following table presents the estimated fair values of our fixed interest rate, long-term debt instrument (Level 3) as of December 31, 2012.

	December 31, 2012
	Carrying Value	Fair Value
	(in thousands)

11% senior unsecured notes (Level 3)	$74,839	$74,800

Schedule Of Reconciliation Of Financial Liabilities Measured At Fair Value On Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following table provides a reconciliation of financial liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

	March 31, 2013	December 31, 2012
	(in thousands)
Financial liabilities:
Beginning balance	$5,470	$4,870
Additions	—	—
Unrealized change in fair value	(3,785)	600

Ending balance	$1,685	$5,470

The following table provides a reconciliation of financial liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

	December 31, 2012	December 31, 2011
	(in thousands)
Financial liabilities:
Beginning balance	$4,870	$14,656
Unrealized change in fair value	600	(9,786)

Ending balance	$5,470	$4,870

Summary of Changes in Noncontrolling Interest

Changes in noncontrolling interest were as follows:

	Three Months Ended March 31,
	2013	2012
	(in thousands)

Balance at beginning of period	$97,101	$83,678
Net income attributable to noncontrolling interest	9,932	3,322

Balance at end of period	$107,033	$87,000